Expenses by nature (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and Amortization Expense
Costs of sales and services	R$ (658,275)	R$ (464,411)	R$ (187,284)
depreciation selling expenses	(173)	(89)	(25)
depreciation administrative expenses	(26,786)	(23,439)	(17,319)
Depreciation expense	(685,234)	(487,939)	(204,628)
amortisation cost of sales and services	(464,108)	(295,218)	(174,943)
amortisation administrative expenses	(23,810)	(21,484)	(4,709)
Amortisation expense	(487,918)	(316,702)	(179,652)
PIS and COFINS credits	42,461	36,048	7,945
Depreciation and amortisation expense	R$ (1,130,690)	R$ (768,593)	R$ (376,335)